Other Income	9 Months Ended
Sep. 30, 2020
Other Nonoperating Income [Abstract]
Other Nonoperating Income and Expense [Text Block]	Other (Expense) Income
The components of other (expense) income are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Foreign exchange (loss) gain	(514)	918	534	1,100
Other income	44	15	1,079	82
Total	(470)	933	1,613	1,182